Annual Report


                                                                 June 30, 1998


Franklin Money Fund


Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do portfolio share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.


GRAPHIC PICTURE OMITTED



Charles B. Johnson
Chairman
Franklin Money Fund


SHAREHOLDER LETTER

--------------------------------------------------------------------------------
Your Fund's Objective: Franklin Money Fund seeks to provide a high level of current income, consistent with liquidity and preservation of capital. The fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment objective. The Portfolio, in turn, invests in various money market instruments such as U.S. government securities and other U.S. dollar- denominated securities. The fund attempts to maintain a stable net asset value of $1.00 per share.1
--------------------------------------------------------------------------------


Dear Shareholder:

It's a pleasure to bring you Franklin Money Fund's annual report for the period ended June 30, 1998.

During the year under review, the U.S. economy expanded at a healthy pace, inflation remained low and short-term interest rates were relatively stable. U.S. Gross Domestic Product (GDP) growth for the three quarters ended March 1998 averaged 4.1%, considerably above the Federal Reserve Board's (the Fed's) targeted long-term growth rate of 2.50%. Higher income levels, real estate and stock prices combined with relatively low interest rates fueled the economy's consumer sector, which was the primary driver of domestic growth during the period under review. As a result of the strong economic growth, the U.S.
unemployment rate declined to 4.3%, the lowest in 28 years. Inflation as measured by the Consumer Price Index (CPI) increased only 1.7% for the year ending June 30, 1998, down from 2.2% during the same period in the previous year. Increased international competition, higher domestic productivity and lower commodity prices all contributed to inflation's slowdown. While long-term interest rates declined during the period due to subdued inflation, short-term interest rates were relatively stable. The Federal Funds target rate remained unchanged at 5.50% over the past year as low inflation coupled with the Asian crisis offset strong economic growth and tight U.S. labor conditions, discouraging the Fed from making any policy changes. Preliminary estimates for the second quarter 1998 indicate that economic growth slowed slightly due to a wider trade deficit and a weakening manufacturing sector as a result of the Asian crisis.



1. Please remember, an investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution, and there can be no assurance that the fund will be able to maintain a net asset value of $1.00 per share.


You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 6 of this report.


CONTENTS

Shareholder Letter                 1

Performance Summary                4

Financial Highlights &
Statement of Investments           5

Financial Statements               7

Notes to
Financial Statements               8

Independent
Auditor's Report                  10


The relatively stable, short-term interest rate environment was also reflected in the fund's seven-day yield during the reporting period. The fund's seven-day annualized yield began the period at 4.94% on July 1, 1997, and ended the period at 4.99% on June 30, 1998.

Looking forward, we believe that relatively low interest rates and high equity and real estate prices will continue to stimulate consumer spending and fuel domestic economic growth, possibly leading to further wage pressures. However, low inflation and the Asian crisis' dampening effects will likely offset U.S. economic strength and may prevent the Fed from making any policy changes in the near term. We believe that short-term interest rates should remain near current levels until the uncertainties surrounding the Asian crisis are removed.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of June 30, 1998, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although historic performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

Since the fund's objective is to provide shareholders with a high quality, conservative investment, we do not invest in leveraged derivatives or other potentially volatile securities we believe involve undue risk.

As a Franklin Money Fund shareholder, you continue to benefit from convenient, easy access to your money and a high degree of credit safety. You also can enjoy a wide range of services, including draft writing, free draft books and access to TeleFACTS(R), our around-the-clock, automated, customer service line.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

Sincerely,



Charles B. Johnson
Chairman
Franklin Money Fund



PERFORMANCE SUMMARY


Franklin Money Fund
Period ended 6/30/98
-----------------------------------------------------
Seven-day annualized yield              4.99%

Seven-day effective yield*              5.11%


*The seven-day effective yield assumes the compounding of daily dividends, and reflects fluctuations in interest rates on portfolio investments, as well as fund expenses. Yields should be viewed in terms of the current, low rate of inflation -- just as high inflation usually results in higher yields, low inflation often results in lower yields.

Franklin Advisers, Inc., the fund's administrator and the manager of the fund's underlying portfolio, has agreed in advance to waive a portion of its fees, which reduces expenses and increases yield to shareholders. Without these reductions, the fund's yield would have been lower. The fee waiver may be discontinued at any time upon notice to the fund's Board of Directors. Past performance is not predictive of future results.


FRANKLIN MONEY FUND
Financial Highlights

                                                                                                  YEAR ENDED
                                                                    YEAR ENDED JUNE 30,          NOVEMBER 30,
                                                          --------------------------------------
                                                            1998      1997      1996      1995*      1994
                                                          ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period                        $1.00     $1.00     $1.00     $1.00      $1.00
                                                          ----------------------------------------------------
Income from investment operations -
 net investment income                                        .050      .048      .049      .030       .032
Less distributions from net investment income                (.050)    (.048)    (.049)    (.030)     (.032)
                                                          ----------------------------------------------------
Net asset value, end of period                              $1.00     $1.00     $1.00     $1.00      $1.00
                                                          ====================================================
Total return**                                               5.10%     4.88%     4.99%     3.07%      3.28%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                       $1,722,424  $1,498,238  $1,172,639  $1,018,966  $1,124,223
Ratios to average net assets:
 Expenses1                                                    .68%      .73%      .75%      .80%***    .91%
 Expenses excluding waiver and
   payments by affiliate1                                     .69%      .74%      .76%      .82%***    .93%
 Net investment income                                       4.99%     4.78%     4.86%     5.19%***   3.23%


*For the period December 1, 1994 to June 30, 1995.
**Total return is not annualized.
***Annualized.
1The expense ratio includes the Fund's share of the Portfolio's allocated expenses.



                       See notes to financial statements.



FRANKLIN MONEY FUND
Statement of Investments, June 30, 1998

                                                                                     SHARES             VALUE
Mutual Funds  99.5%
The Money Market Portfolio (Note 1) (Cost $1,714,438,805)                         1,714,438,805   $1,714,438,805
                                                                                                    ------------
Other Assets, less Liabilities,  .5%                                                                    7,985,264
Net Assets  100.0%                                                                                $1,722,424,069
                                                                                                    ============



                       See notes to financial statements.



FRANKLIN MONEY FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998

Assets:
 Investments in securities, at value and cost      $1,714,438,805
 Receivables for capital shares sold                   38,890,083
                                                        ---------
      Total assets                                  1,753,328,888
                                                        ---------
Liabilities:
 Payables:
  Capital shares redeemed                              20,891,780
  Affiliates                                              634,930
  Shareholders                                          9,133,429
 Other liabilities                                        244,680
                                                        ---------
      Total liabilities                                30,904,819
                                                        ---------
Net assets, at value (equivalent to $1.00
 per share based on 1,722,424,069
 shares outstanding)                               $1,722,424,069
                                                        =========

STATEMENT OF OPERATIONS
for the year ended June 30, 1998

Investment income:
 Dividends                                            $89,354,139
Expenses:
 Administrative fees (Note 3)              $4,789,789
 Transfer agent fees (Note 3)               2,309,838
 Reports to shareholders                    1,136,908
 Registration and filing fees                 143,291
 Professional fees                             29,895
 Directors' fees and expenses                  75,233
 Other                                         36,552
                                            ---------
      Total expenses                                    8,521,506
                                                        ---------
        Net investment income                         $80,832,633
                                                        =========



STATEMENTS OF CHANGES IN NET ASSETS
for the years ended June 30, 1998 and 1997

                                                       1998            1997
                                                  ------------------------------
Increase (decrease)
 in net assets:
  Operations:
   Net investment income                           $ 80,832,633    $ 63,687,936
  Distributions to share-
   holders from net
   investment income                                (80,832,633)    (63,687,936)
  Capital share
   transactions (Note 2)                            224,186,175     325,599,270
                                                  ------------------------------
      Net increase
       in net assets                                224,186,175     325,599,270
Net assets (there is no
 undistributed net
 investment income at
 beginning or end of year):
  Beginning of year                               1,498,237,894   1,172,638,624
                                                  ------------------------------
  End of year                                    $1,722,424,069  $1,498,237,894
                                                  ==============================



                       See notes to financial statements.



FRANKLIN MONEY FUND
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Money Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks current income.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

a. Security Valuation:

The Fund holds Portfolio shares that are valued at its proportionate interest in net asset value of the Portfolio. As of June 30, 1998, the Fund owns 83.89% of the Portfolio.

b. Income Taxes:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

c. Security Transactions, Investment Income, Expenses and Distributions:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

d. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. CAPITAL STOCK

At June 30, 1998, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:


                                                     YEAR ENDED JUNE 30,
                                             -----------------------------------
                                                  1998                 1997
                                             -----------------------------------
       Shares sold                           $8,456,151,266      $4,254,731,056
       Shares issued in connection
        with merger*                                     --         111,973,848
       Shares issued in reinvestment
        of distributions                         80,528,046          63,447,512
       Shares redeemed                       (8,312,493,137)     (4,104,553,146)
                                             -----------------------------------
       Net increase                           $ 224,186,175       $ 325,599,270
                                             ===================================


*During the fiscal year ended June 30, 1997, the Fund acquired the net assets of Templeton Money Fund pursuant to a plan of reorganization approved by the Fund's shareholders.


3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's administrative manager and transfer agent, respectively, and of The Money Market Portfolios.

The Fund pays an administrative fee to Advisers based on the average daily net assets of the Fund as follows:


    ANNUALIZED FEE RATE      NET ASSETS
    ----------------------------------------------------------------------------
           .455%             First $100 million
           .330%             Over $100 million, up to and including $250 million
           .280%             Over $250 million


4. INCOME TAXES

At June 30, 1998, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:


     Capital loss carryovers expiring in:
      2001                   $  763
      2002                    4,038
                              -----
                             $4,801
                              -----



FRANKLIN MONEY FUND
Independent Auditor's Report


To the Shareholders and Board of Directors of Franklin Money Fund

We have audited the accompanying statement of assets and liabilities of the Franklin Money Fund (the Fund), including the Fund's statement of investments as of June 30, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Franklin Money Fund as of June 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.


PricewaterhouseCoopers LLP


San Francisco, California
July 30, 1998



THE MONEY MARKET PORTFOLIOS
Financial Highlights

The Money Market Portfolio


                                                                                    YEAR ENDED JUNE 30,
                                                                  -----------------------------------------------------
                                                                     1998       1997       1996       1995       1994
                                                                  -----------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                                   $1.00      $1.00      $1.00      $1.00      $1.00
                                                                  -----------------------------------------------------
Income from investment operations - net investment income              .055       .053       .055       .053       .033
Less distributions from net investment income                         (.055)     (.053)     (.055)     (.053)     (.033)
                                                                  -----------------------------------------------------
Net asset value, end of year                                         $1.00      $1.00      $1.00      $1.00      $1.00
                                                                  =====================================================

Total return**                                                        5.64%      5.47%      5.66%      5.46%      3.33%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                                  $2,043,629  $1,773,546  $1,550,085  $1,305,574  $219,189
Ratios to average net assets:
 Expenses                                                              .15%       .15%       .15%       .15%       .15%
 Expenses excluding waiver and payments by affiliate                   .16%       .16%       .16%       .16%       .17%
 Net investment income                                                5.50%      5.34%      5.50%      5.42%      3.25%


**Total return is not annualized.



                       See notes to financial statements.



THE MONEY MARKET PORTFOLIOS
Statement of Investments, June 30, 1998


                                                                                                PRINCIPAL
   THE MONEY MARKET PORTFOLIO                                                                     AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT  26.9%
   Australia & New Zealand Banking Group, New York Branch, 5.56% - 5.59%, 8/27/98 - 9/23/98    $50,000,000       $ 50,000,000
   Bank of Montreal, Chicago Branch, 5.605%, 9/24/98                                            25,000,000         25,000,861
   Bank of Nova Scotia, Portland Branch, 5.56%, 8/31/98                                         25,000,000         25,000,000
   Bayerische Vereinsbank, New York Branch, 5.85%, 12/18/98                                     25,000,000         25,009,492
   Commerzbank AG, New York Branch, 5.54%, 8/25/98                                              25,000,000         25,000,743
   Credit Agricole, New York Branch, 5.52%, 8/10/98                                             25,000,000         25,000,000
   Credit Communal de Belgique, New York Branch, 5.59%, 7/29/98 - 7/30/98                       50,000,000         50,000,391
   Deutsche Bank AG, New York Branch, 5.59% - 5.60%, 7/08/98 - 7/31/98                          50,000,000         50,000,205
   National Westminster Bank, Plc., New York Branch, 5.69% - 5.745%, 7/06/98 - 4/06/99          50,000,000         49,989,281
   Royal Bank of Canada, New York Branch, 5.68%, 3/29/99                                        25,000,000         24,985,850
   Societe Generale, New York Branch, 5.56% - 5.58%, 8/07/98 - 10/08/98                         75,000,000         75,000,000
   Svenska Handelsbanken, New York Branch, 5.58%, 9/22/98                                       25,000,000         25,000,000
   Swiss Bank Corp., New York Branch, 5.81%, 4/29/99                                            25,000,000         24,992,081
   Toronto Dominion Bank, New York Branch, 5.60%, 12/03/98                                      25,000,000         25,000,000
   Westdeutsche Landesbank, New York Branch, 5.60%, 7/09/98 - 7/10/98                           50,000,000         50,000,000
                                                                                                                   ----------
   TOTAL CERTIFICATES OF DEPOSIT (COST $549,978,904)                                                              549,978,904
                                                                                                                   ----------
  aCOMMERCIAL PAPER  57.5%
   Abbey National North America, 5.42% - 5.445%, 8/24/98 - 10/22/98                             50,000,000         49,369,469
   American Express Credit Corp., 5.50%, 7/13/98 - 8/17/98                                      80,000,000         79,556,944
   Associates Corp. of North America, 5.50%, 7/21/98 - 8/18/98                                  75,000,000         74,660,070
   Bank of Montreal, 5.50%, 7/23/98                                                             25,000,000         24,915,972
   Chevron U.K. Investment, Plc., 5.51%, 8/11/98                                                10,000,000          9,937,247
   CIESCO, L.P., 5.50% - 5.52%, 8/19/98 - 9/08/98                                               75,000,000         74,311,542
   Commonwealth Bank of Australia, 5.42% - 5.455%, 10/19/98 - 11/25/98                          50,000,000         49,029,108
   Cregem North America, Inc., 5.50%, 7/28/98                                                   25,000,000         24,896,875
   Deutsche Bank Financial, Inc., 5.50%, 8/14/98                                                25,000,000         24,831,944
   General Electric Capital Corp., 5.50%, 7/24/98 - 8/26/98                                     75,000,000         74,564,583
   Generale Bank, Inc., 5.43% - 5.45%, 9/04/98 - 10/21/98                                       75,000,000         73,926,820
   Goldman Sachs Group, L.P., 5.50%, 9/03/98                                                    25,000,000         24,755,556
   J.P. Morgan & Co., Inc., 5.48% - 5.50%, 9/02/98 - 12/04/98                                   50,000,000         49,165,708
   Merrill Lynch & Co., Inc., 5.50% - 5.51%, 7/01/98 - 8/06/98                                  50,000,000         49,862,500
   Morgan Stanley Dean Witter & Co., 5.49% - 5.52%, 7/17/98 - 8/28/98                           80,000,000         79,630,214
   Motorola, Inc., 5.49%, 9/16/98                                                               25,000,000         24,706,438
   National Australian Funding (DE), Inc., 5.45% - 5.505%, 8/12/98 - 12/01/98                   75,000,000         73,969,979
   National Rural Utilities Cooperative Finance Corp., 5.50%, 8/21/98 - 9/25/98                 65,000,000         64,297,986
   Royal Bank of Canada, 5.38%, 8/03/98                                                         25,000,000         24,876,708
   Salomon Smith Barney Holdings, Inc., 5.50% - 5.52%, 7/14/98 - 8/04/98                        75,000,000         74,766,639
   Svenska Handelsbanken, Inc., 5.51% - 5.52%, 7/27/98 - 9/10/98                                50,000,000         49,628,659
   Toronto Dominion Holdings USA, Inc., 5.50%, 7/02/98                                          25,000,000         24,996,181
   Toyota Motor Credit Corp., 5.50%, 9/21/98                                                    25,000,000         24,686,806
   U.S. Central Credit Union, 5.50%, 7/16/98                                                    25,000,000         24,942,708
   Westpac Capital Corp., 5.495%, 7/07/98                                                       25,000,000         24,977,104
                                                                                                                   ----------
   TOTAL COMMERCIAL PAPER (COST $1,175,263,760)                                                                 1,175,263,760
                                                                                                                   ----------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $1,725,242,664)                                         1,725,242,664
                                                                                                                   ----------
   REPURCHASE AGREEMENTS  15.2%
   Barclays Capital, Inc., 5.125%, 7/01/98 (Maturity Value $50,007,118)
    Collaterallized by U.S. Treasury Notes                                                     $50,000,000       $ 50,000,000
   CIBC Oppenheimer Corp., 5.25%, 7/01/98 (Maturity Value $50,007,292)
    Collaterallized by U.S. Treasury Notes                                                      50,000,000         50,000,000
   J.P. Morgan Securities, Inc., 5.55%, 7/01/98 (Maturity Value $80,052,340)
    Collaterallized by U.S. Treasury Notes                                                      80,040,000         80,040,000
   Morgan Stanley & Co., Inc., 5.65%, 7/01/98 (Maturity Value $80,057,563)
    Collaterallized by U.S. Treasury Notes                                                      80,045,000         80,045,000
   SBC Warburg Dillon Read, Inc., 5.25%, 7/01/98 (Maturity Value $50,007,292)
    Collaterallized by U.S. Treasury Notes                                                      50,000,000         50,000,000
                                                                                                                   ----------
   Total Repurchase Agreements (Cost $310,085,000)                                                                310,085,000
                                                                                                                   ----------
   Total Investments (Cost $2,035,327,664) 99.6%                                                                2,035,327,664
   Other Assets, less Liabilities .4%                                                                               8,301,639
                                                                                                                   ----------
   Net Assets 100.0%                                                                                           $2,043,629,303
                                                                                                                   ==========



                                             See notes to financial statements



THE MONEY MARKET PORTFOLIOS
Financial Highlights

The U.S. Government Securities Money Market Portfolio


                                                                                    YEAR ENDED JUNE 30,
                                                                   ----------------------------------------------------
                                                                     1998       1997       1996       1995       1994
                                                                   ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                                   $1.00      $1.00      $1.00      $1.00      $1.00
                                                                   ----------------------------------------------------
Income from investment operations - net investment income              .054       .052       .054       .052       .032
Less distributions from net investment income                         (.054)     (.052)     (.054)     (.052)     (.032)
                                                                   ----------------------------------------------------
Net asset value, end of year                                         $1.00      $1.00      $1.00      $1.00      $1.00
                                                                   ====================================================
Total return**                                                        5.53%      5.34%      5.55%      5.32%      3.25%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                                     $263,226   $285,629   $285,701   $474,654   $218,548
Ratios to average net assets:
 Expenses                                                              .15%       .15%       .15%       .15%       .15%
 Expenses excluding waiver and payments by affiliate                   .16%       .16%       .17%       .16%       .17%
 Net investment income                                                5.40%      5.20%      5.45%      5.25%      3.20%


**Total return is not annualized.



                       See notes to financial statements.



THE MONEY MARKET PORTFOLIOS
Statement of Investments, June 30, 1998

                                                                                                     PRINCIPAL
   THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                               AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
   GOVERNMENT SECURITIES 19.0%
   U.S. Treasury Notes, 5.25%, 7/31/98                                                              $10,000,000    $ 9,997,058
   U.S. Treasury Notes, 4.75%, 9/30/98                                                               20,000,000     19,955,490
   U.S. Treasury Notes, 5.125%, 11/30/98                                                             10,000,000      9,989,313
   U.S. Treasury Notes, 5.125%, 12/31/98                                                              5,000,000      4,991,209
   U.S. Treasury Notes, 7.00%, 4/15/99                                                                5,000,000      5,053,922
                                                                                                                    ----------
   TOTAL GOVERNMENT SECURITIES (COST $49,986,992)                                                                   49,986,992
                                                                                                                    ----------
   REPURCHASE AGREEMENTS 80.9%
   BancAmerica Robertson Stephens, 5.65%, 7/01/98 (Maturity Value $11,001,726)
    Collateralized by U.S. Treasury Bills                                                            11,000,000     11,000,000
   Bear, Stearns & Co., Inc., 5.75%, 7/01/98 (Maturity Value $11,001,757)
    Collateralized by U.S. Treasury Notes                                                            11,000,000     11,000,000
   Chase Securities, Inc., 5.60%, 7/01/98 (Maturity Value $11,001,711)
    Collateralized by U.S. Treasury Notes                                                            11,000,000     11,000,000
   CIBC Oppenheimer Corp., 5.75%, 7/01/98 (Maturity Value $11,001,757)
    Collateralized by U.S. Treasury Notes                                                            11,000,000     11,000,000
   Donaldson, Lufkin & Jenrette Securities Corp., 5.75%, 7/01/98 (Maturity Value $11,001,757)
    Collateralized by U.S. Treasury Notes                                                            11,000,000     11,000,000
   Dresdner Kleinwort Benson, North America, L.L.C., 5.70%, 7/01/98 (Maturity Value $11,001,742)
    Collateralized by U.S. Treasury Notes                                                            11,000,000     11,000,000
   J.P. Morgan Securities, Inc., 5.55%, 7/01/98 (Maturity Value $40,006,167)
    Collateralized by U.S. Treasury Bills, U.S. Treasury Notes                                       40,000,000     40,000,000
   J.P. Morgan Securities, Inc., 5.45%, 7/01/98 (Maturity Value $16,977,570)
    Collateralized by U.S. Treasury Bills, U.S. Treasury Notes                                       16,975,000     16,975,000
   Merrill Lynch Government Securities, Inc., 5.60%, 7/01/98 (Maturity Value $11,001,711)
    Collateralized by U.S. Treasury Notes                                                            11,000,000     11,000,000
   Morgan Stanley & Co. Inc., 5.65%, 7/01/98 (Maturity Value $56,983,942)
    Collateralized by U.S. Treasury Bills, U.S. Treasury Notes                                       56,975,000     56,975,000
   Paribas Corp., 6.00%, 7/01/98 (Maturity Value $11,001,833)
    Collateralized by U.S. Treasury Bills, U.S. Treasury Notes                                       11,000,000     11,000,000
   SBC Warburg Dillon Read, Inc., 5.90%, 7/01/98 (Maturity Value $11,001,803)
    Collateralized by U.S. Treasury Notes                                                            11,000,000     11,000,000
                                                                                                                    ----------
   TOTAL REPURCHASE AGREEMENTS (COST $212,950,000)                                                                 212,950,000
                                                                                                                    ----------
   TOTAL INVESTMENTS (COST $262,936,992) 99.9%                                                                     262,936,992
   OTHER ASSETS, LESS LIABILITIES .1%                                                                                  289,386
                                                                                                                    ----------
   NET ASSETS 100.0%                                                                                              $263,226,378
                                                                                                                    ==========



                       See notes to financial statements.



THE MONEY MARKET PORTFOLIOS
Financial Statements

Statements of Assets and Liabilities
June 30, 1998


                                                                   THE U.S.
                                                                  GOVERNMENT
                                                                  SECURITIES
                                                  THE MONEY      MONEY MARKET
                                               MARKET PORTFOLIO    PORTFOLIO
                                             ----------------------------------
Assets:
 Investments in securities, at value and cost   $1,725,242,664    $ 49,986,992
 Repurchase agreements, at value and cost          310,085,000     212,950,000
 Cash                                                    4,644           2,198
 Interest Receivable                                 8,854,888         609,004
Total assets                                     2,044,187,196     263,548,194
                                             ----------------------------------

Liabilities:
 Payables:
  Capital shares redeemed                              268,649         259,167
  Affiliates                                           277,741          50,590
 Other liabilities                                      11,503          12,059
                                             ----------------------------------
Total liabilities                                      557,893         321,816
                                             ----------------------------------
Net assets, at value                            $2,043,629,303    $263,226,378
                                             ----------------------------------
Shares outstanding                               2,043,629,303     263,226,378
                                             ----------------------------------
Net asset value per share                                $1.00           $1.00
                                             ==================================



                        See notes to financial statements



THE MONEY MARKET PORTFOLIOS

Statements of Operations
for the year ended June 30, 1998


                                                                   THE U.S.
                                                                  GOVERNMENT
                                                                  SECURITIES
                                                  THE MONEY      MONEY MARKET
                                               MARKET PORTFOLIO    PORTFOLIO
                                             ----------------------------------

Investment income:
 Interest                                         $111,619,440      $14,584,936
                                             ----------------------------------
Expenses:
 Management fees (Note 3)                            2,963,304          394,321
 Custodian fees                                         16,868            2,474
 Reports to shareholders                                 4,316              855
 Professional fees                                      86,132           11,131
 Trustees' fees and expenses                             6,833              974
 Other                                                  20,769           11,625
                                             ----------------------------------
  Total expenses                                     3,098,222          421,380
  Expenses waived/paid by affiliate (Note 3)          (132,446)         (26,888)
                                             ----------------------------------
Net expenses                                         2,965,776          394,492
                                             ----------------------------------
 Net investment income                             108,653,664       14,190,444
                                             ----------------------------------
Net increase in net assets
 resulting from operations                        $108,653,664      $14,190,444
                                             ==================================



                        See notes to fnancial statements.



THE MONEY MARKET PORTFOLIOS

Statements of Changes in Net Assets
for the years ended June 30, 1998 and 1997


                                                                                             THE U.S. GOVERNMENT SECURITIES
                                                            THE MONEY MARKET PORTFOLIO           MONEY MARKET PORTFOLIO
                                                          -------------------------------------------------------------------
                                                              1998              1997              1998             1997
                                                          -------------------------------------------------------------------

Increase (decrease) in net assets:
 Operations:
  Net investment income                                    $108,653,664      $90,724,056       $14,190,444     $14,032,778
  Net realized gain (loss) from investments                          --             (931)               --           3,978
                                                          -------------------------------------------------------------------
Net increase in net assets
 resulting from operations                                  108,653,664       90,723,125        14,190,444      14,036,756
 Distributions to shareholders
 from net investment income                                (108,653,664)     (90,723,125)+     (14,190,444)    (14,036,756)++
 Capital share transactions (Note 2)                        270,083,314      223,460,742         4,597,201     (27,071,927)
                                                          -------------------------------------------------------------------
Net increase (decrease) in net assets                       270,083,314      223,460,742         4,597,201     (27,071,927)
Net assets (there is no undistributed net
 investment income at beginning or end of year):
  Beginning of year                                       1,773,545,989    1,550,085,247       258,629,177     285,701,104
                                                          -------------------------------------------------------------------
  End of year                                            $2,043,629,303   $1,773,545,989      $263,226,378    $258,629,177
                                                          ===================================================================


+Distributions were decreased by a net realized loss from investments of $931. ++Distributions were increased by a net realized gain from investments of $3,978.



                       See notes to financial statements.



THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements

THE MONEY MARKET PORTFOLIOS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (Money Market) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company, consisting of two separate portfolios (the Portfolios). The shares of the Money Market are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios' investment objective is to seek current income. The following summarizes the Portfolios' significant accounting policies.

a. Security Valuation:

Securities are valued at amortized cost which approximates value.

b. Repurchase Agreements:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 1998, all outstanding repurchase agreements held by the Portfolios had been entered into on that date.

c. Income Taxes:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. Security Transactions, Investment Income, Expenses and Distributions:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Money Market are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST

At June 30, 1998, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolios' shares were as follows:


                                                                    THE U.S.
                                                                   GOVERNMENT
                                                                   SECURITIES
                                              THE MONEY           MONEY MARKET
                                          MARKET PORTFOLIO          PORTFOLIO
                                          -------------------------------------
    1998
     Shares sold                           $5,690,107,931          $963,956,819
     Shares issued in reinvestment
      of distributions                        108,652,953            14,190,262
     Shares redeemed                       (5,528,677,570)         (973,549,880)
                                          -------------------------------------
    Net increase                            $ 270,083,314           $ 4,597,201
                                          =====================================
    1997
     Shares sold                           $4,134,527,818          $937,979,469
     Shares issued in reinvestment
      of distributions                         90,722,912            14,037,460
     Shares redeemed                       (4,001,789,988)         (979,088,856)
                                          -------------------------------------
    Net increase (decrease)                 $ 223,460,742          $(27,071,927)
                                          =====================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Portfolios are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, Institutional Fiduciary Trust, Franklin Templeton Money Fund Trust, and Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees for the Portfolios, as noted in the Statement of Operations.

At June 30, 1998, the shares of The Money Market Portfolio were owned by the following funds:


                                                                  PERCENTAGE OF
                                                                   OUTSTANDING
                                                     SHARES           SHARES
                                                  -----------------------------
    Franklin Money Fund                          1,714,438,805        83.89%
    Institutional Fiduciary Trust -
     Money Market Portfolio                        175,899,949         8.61%
    Institutional Fiduciary Trust -
     Franklin Cash Reserves Fund                   117,900,101         5.77%
    Franklin Templeton Money Fund Trust -
     Franklin Templeton Money Fund II               35,390,448         1.73%


At June 30, 1998, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                PERCENTAGE OF
                                                                  OUTSTANDING
                                                  SHARES            SHARES
                                                ------------------------------
    Institutional Fiduciary Trust -
     Franklin U.S. Government
      Securities Money Market Portfolio         131,160,450         49.83%
     Franklin Federal Money Fund                132,065,928         50.17%


4. INCOME TAXES

At June 30, 1998, The Money Market Portfolio had tax basis capital losses of $4,721 which may be carried over to offset future capital gains. Such losses expire as follows:


                                                        THE MONEY
                                                     MARKET PORTFOLIO
                                                     ----------------
     Capital loss carryovers expiring in:
      2002                                               $3,560
      2006                                                1,161
                                                       --------
                                                         $4,721
                                                       ========



THE MONEY MARKET PORTFOLIOS
Independent Auditor's Report

To the Shareholders and Board of Trustees
Of The Money Market Portfolios

We have audited the accompanying statements of assets and liabilities of each of the two Portfolios comprising The Money Market Portfolios (the Portfolios), including each Portfolio's statement of investments as of June 30, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the two Portfolios comprising The Money Market Portfolios as of June 30, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.


PricewaterhouseCoopers LLP


San Francisco, California
July 30, 1998